Significant Accounting Policies - Amounts Due from Banks (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 30, 2012	Jan. 01, 2012
Cash And Cash Equivalents [Abstract]
Due from banks for debit and credit card transactions	$ 18,092	$ 13,699